Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2019		$ 70,192	$ 18,264	$ 44,439	$ 365	$ 63,638	$ 3,884	$ 67,522	$ 2,670		$ 800	$ 37	$ (55)	$ 650	$ (862)
Statement [Line Items]
Net income		3,650		3,505		3,505	91	3,596	54
Other comprehensive income (loss)		(427)				(325)		(325)	(102)		(580)	113	(97)	275	(36)
Total comprehensive income		3,223		3,505		3,180	91	3,271	(48)		(580)	113	(97)	275	(36)
Shares issued		43	51		(8)	43		43
Shares repurchased/redeemed		(679)	(84)	(330)		(414)	(265)	(679)
Dividends and distributions paid to equity holders		(2,402)		(2,182)		(2,182)	(91)	(2,273)	(129)
Share-based payments	[3]	4			4	4		4
Other		(46)		24	(2)	(5)		(5)	(41)	[4]			(27)
Ending Balance at Apr. 30, 2020		70,335	18,231	45,456	359	64,264	3,619	67,883	2,452		220	150	(179)	925	(898)
Beginning Balance at Oct. 31, 2020		70,503	18,239	46,345	360	62,819	5,308	68,127	2,376		(1,328)	330	(163)	639	(1,603)
Statement [Line Items]
Net income		2,398
Other comprehensive income (loss)		(667)
Total comprehensive income		1,731
Ending Balance at Jan. 31, 2021		71,137
Beginning Balance at Oct. 31, 2020		70,503	18,239	46,345	360	62,819	5,308	68,127	2,376		(1,328)	330	(163)	639	(1,603)
Statement [Line Items]
Net income		4,854		4,554		4,554	120	4,674	180
Other comprehensive income (loss)		(1,911)				(1,854)		(1,854)	(57)		(2,412)	(237)	287	(398)	906
Total comprehensive income		2,943		4,554		2,700	120	2,820	123		(2,412)	(237)	287	(398)	906
Shares issued		121	138		(17)	121		121
Shares repurchased/redeemed		(759)					(759)	(759)
Dividends and distributions paid to equity holders		(2,388)		(2,183)		(2,183)	(120)	(2,303)	(85)
Share-based payments	[3]	5			5	5		5
Other		(3)		(3)		(3)		(3)
Ending Balance at Apr. 30, 2021		70,422	18,377	48,713	348	63,459	4,549	68,008	2,414		(3,740)	93	124	241	(697)
Beginning Balance at Jan. 31, 2021		71,137
Statement [Line Items]
Net income		2,456
Other comprehensive income (loss)		(1,244)
Total comprehensive income		1,212
Ending Balance at Apr. 30, 2021		$ 70,422	$ 18,377	$ 48,713	$ 348	$ 63,459	$ 4,549	$ 68,008	$ 2,414		$ (3,740)	$ 93	$ 124	$ 241	$ (697)

[1]	Includes undistributed retained earnings of $58 (April 30, 2020 – $66) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.